Master Trust Investments	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Master Trust [Line Items]
Master Trust Investments	Master Trust Investments
The net assets of the Master Trust and the Plan’s interest in the Master Trust as of December 31, 2025 and 2024 were:

	2025		2024
Investments at fair value:	Master Trust Balances	Plan's Interest in Master Trust Balances	Master Trust Balances	Plan's Interest in Master Trust Balances
Collective trusts	$734,736,237	$115,648,769	$512,053,624	$90,489,570
Ingredion common stock	19,688,733	3,824,662	25,611,171	5,537,596
Mutual funds	75,155,264	13,742,105	228,439,096	28,729,594
Money market mutual funds	1,305,218	381,626	407,516	136,486
Net assets	$830,885,452	$133,597,162	$766,511,407	$124,893,246

Net investment income for the Master Trust as well as the Plan’s interest in the Master Trust income for the year ended December 31, 2025 is summarized as follows:

	Master Trust	Plan's Interest in Master Trust
Net appreciation in fair value of investments	$101,888,520	$14,714,097
Dividend and interest income	8,028,138	1,545,667
Investment Income	$109,916,658	$16,259,764
Notes to the Financial Statements, continued

3.  Master Trust Investments, continued

Assets of the Master Trust that are measured at fair value on a recurring basis as of December 31, 2025 and 2024 are summarized below:

	Fair Value Measurements
	at December 31, 2025
	Level 1	Level 2	Level 3	Total
Mutual funds	$75,155,264	$—	$—	$75,155,264
Company common stock	19,688,733	—	—	19,688,733
Collective Trusts	—	117,658,866	—	117,658,866
Money market mutual funds	—	1,305,218	—	1,305,218
Total assets in fair value hierarchy	94,843,997	118,964,084	—	213,808,081
Investments measured at net asset value (ᵃ)	—	—	—	617,077,371
Investments at fair value	$94,843,997	$118,964,084	$—	$830,885,452

	Fair Value Measurements
	at December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual funds	$228,439,096	$—	$—	$228,439,096
Company common stock	25,611,171	—	—	25,611,171
Collective Trusts	—	125,599,317	—	125,599,317
Money market mutual funds	—	407,516	—	407,516
Total assets in fair value hierarchy	254,050,267	126,006,833	—	380,057,100
Investments measured at net asset value (ᵃ)	—	—	—	386,454,307
Investments at fair value	$254,050,267	$126,006,833	$—	$766,511,407

(a) Certain Investments that were measured at net asset value per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the net assets presented in the Master Trust footnote.